UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    K.J. Harrison & Partners Inc.
Address: 60 Bedford Road
         Toronto, Ontario,   M5R 2K2

13F File Number:  28-12625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sindy Jagger
Title:     Chief Compliance Officer
Phone:     416-867-8252

Signature, Place, and Date of Signing:

      /s/   Sindy Jagger     Toronto, Canada     May 11, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     55

Form13F Information Table Value Total:     $103,985 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGNICO EAGLE MINES LTD         COM              008474108      464     8200 SH       SOLE                     8200        0        0
ALLIANCE DATA SYSTEMS CORP     COM              018581108     1448    42600 SH       SOLE                    42600        0        0
ALTRIA GROUP INC               COM              02209S103      786    48000 SH       SOLE                    48000        0        0
AMDOCS LTD                     ORD              G02602103      726    40000 SH       SOLE                    40000        0        0
AMERICAN EXPRESS CO            COM              025816109     1608   125500 SH       SOLE                   125500        0        0
APPLE INC                      COM              037833100      439     4200 SH       SOLE                     4200        0        0
BARRICK GOLD CORP              COM              067901108     3443   106250 SH       SOLE                   106250        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2596       59 SH       SOLE                       59        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     3192     1136 SH       SOLE                     1136        0        0
BJ SVCS CO                     COM              055482103     1142   115000 SH       SOLE                   115000        0        0
CARDINAL HEALTH INC            COM              14149Y108     3739   119000 SH       SOLE                   119000        0        0
CISCO SYS INC                  COM              17275R102     3140   192550 SH       SOLE                   192550        0        0
CME GROUP INC                  COM              12572Q105      469     2000 SH       SOLE                     2000        0        0
COMPANIA DE MINAS BUENAVENTU   SPONSORED ADR    204448104      214     9000 SH       SOLE                     9000        0        0
CONOCOPHILLIPS                 COM              20825C104      917    23500 SH       SOLE                    23500        0        0
COPART INC                     COM              217204106      209     7000 SH       SOLE                     7000        0        0
DENTSPLY INTL INC NEW          COM              249030107     2104    80000 SH       SOLE                    80000        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205     4880   112400 SH       SOLE                   112400        0        0
EBAY INC                       COM              278642103      624    50000 SH       SOLE                    50000        0        0
ENCANA CORP                    COM              292505104      541    13380 SH       SOLE                    13380        0        0
GENERAL MLS INC                COM              370334104      779    15500 SH       SOLE                    15500        0        0
GOLDCORP INC NEW               COM              380956409      416    12350 SH       SOLE                    12350        0        0
GOOGLE INC                     CL A             38259P508      514     1500 SH       SOLE                     1500        0        0
HEWLETT PACKARD CO             COM              428236103      488    15186 SH       SOLE                    15186        0        0
INTEL CORP                     COM              458140100     3047   207000 SH       SOLE                   207000        0        0
ISHARES TR                     BARCLYS US AGG B 464287226      312     3094 SH       SOLE                     3094        0        0
JOHNSON & JOHNSON              COM              478160104     5534   104400 SH       SOLE                   104400        0        0
KEYCORP NEW                    PFD 7.75% SR A   493267405      666     9900 SH       SOLE                     9900        0        0
MANULIFE FINL CORP             COM              56501R106     1647   150870 SH       SOLE                   150870        0        0
MARSH & MCLENNAN COS INC       COM              571748102     4071   205000 SH       SOLE                   205000        0        0
MCGRAW HILL COS INC            COM              580645109     3115   137400 SH       SOLE                   137400        0        0
MDS INC                        COM              55269P302     4014   882108 SH       SOLE                   882108        0        0
MICROSOFT CORP                 COM              594918104     5123   293100 SH       SOLE                   293100        0        0
NCR CORP NEW                   COM              62886E108     2419   302700 SH       SOLE                   302700        0        0
ORACLE CORP                    COM              68389X105      671    38000 SH       SOLE                    38000        0        0
PEABODY ENERGY CORP            COM              704549104     3385   135200 SH       SOLE                   135200        0        0
PFIZER INC                     COM              717081103     1551   113180 SH       SOLE                   113180        0        0
POTASH CORP SASK INC           COM              73755L107      827    10078 SH       SOLE                    10078        0        0
PROCTER & GAMBLE CO            COM              742718109      662    14000 SH       SOLE                    14000        0        0
PROSHARES TR                   PSHS ULTASH DW30 74347R867      578     9000 SH       SOLE                     9000        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297      218     5000 SH       SOLE                     5000        0        0
PROSHARES TR                   PSHS ULSHT SP500 74347R883     6426    80000 SH       SOLE                    80000        0        0
RESEARCH IN MOTION LTD         COM              760975102     4386   106000 SH       SOLE                   106000        0        0
ROGERS COMMUNICATIONS INC      CL B             775109200     3592   191151 SH       SOLE                   191151        0        0
SCHEIN HENRY INC               COM              806407102     6636   168000 SH       SOLE                   168000        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     1010   122000 SH       SOLE                   122000        0        0
SPDR TR                        UNIT SER 1       78462F103      365     4622 SH       SOLE                     4622        0        0
STRYKER CORP                   COM              863667101     2007    60000 SH       SOLE                    60000        0        0
SYSCO CORP                     COM              871829107     1162    51000 SH       SOLE                    51000        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108      944    72000 SH       SOLE                    72000        0        0
TIME WARNER INC                COM              887317105      679    80600 SH       SOLE                    80600        0        0
VISA INC                       COM CL A         92826C839     1070    20000 SH       SOLE                    20000        0        0
WAL MART STORES INC            COM              931142103      932    18000 SH       SOLE                    18000        0        0
WASTE MGMT INC DEL             COM              94106L109     1798    71000 SH       SOLE                    71000        0        0
WILMINGTON TRUST CORP          COM              971807102      260    28666 SH       SOLE                    28666        0        0